Stock-Based Compensation - Schedule of restricted stock award (Detail) - Restricted Stock [Member] - Previously Reported [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance, Nonvested (shares) | shares	226,899
Beginning Balance, Nonvested (Weighted-Average Grant-Date Fair Value) | $ / shares	$ 0.0002
Vested (Shares) | shares	(118,382)
Vested (Weighted-Average Grant-Date Fair Value) | $ / shares	$ 0.0002
Ending balance, Nonvested (shares) | shares	108,517
Ending Balance, Nonvested (Weighted-Average Grant-Date Fair Value) | $ / shares	$ 0.0002